FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets subject to credit risks [Table Text Block]
	December 31,
	2024	2023

Cash	$863	$1,813
Restricted cash deposit	$64	$-
Trade receivables	$13,803	$7,651

Disclosure of financial instruments broken down by group [Table Text Block]
	December 31,
	2024	2023

Financial assets measured at depreciated cost
Cash	$863	$1,813
Restricted cash deposit	64	-
Trade receivables	13,803	7,651
Other current assets	2,876	3,679
	17,606	13,143
Financial liabilities measured at depreciated cost
Operating leasing liabilities (including current maturity)	433	1,269
Credit from bank institution and others (including current maturity)	15,145	12,513
Convertible debentures	1,968	-
Trade payables	11,159	9,223
Accrued purchase consideration liabilities	-	2,097
Other current liabilities	4,392	5,314
	33,097	30,416

Financial liabilities measured at fair value
Put option liability	-	2,697
Derivative warrants liabilities and prefunded warrants	$1,968	$38